Goodwill and intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill and intangible assets
The following table presents our goodwill and intangible assets as of December 31, 2018 and 2019:

	As of December 31,
(in thousands)	2018	2019
Goodwill	€490,529	€490,590
Intangible assets with definite lives, net	2,064	379
Intangible assets with indefinite lives	169,545	169,545
Total	€662,138	€660,514

Schedule of goodwill
The following table presents the changes in goodwill by reporting segment:

(in thousands)	Developed Europe	Americas	Rest of World	Total
Balance as of January 1, 2018	€215,250	€192,700	€82,505	€490,455
Foreign exchange translation	33	29	12	74
Balance as of December 31, 2018	€215,283	€192,729	€82,517	€490,529

Balance as of January 1, 2019	€215,283	€192,729	€82,517	€490,529
Foreign exchange translation	27	24	10	61
Balance as of December 31, 2019	€215,310	€192,753	€82,527	€490,590

Components of intangible assets with definite lives
The following table presents the components of our intangible assets with definite lives as of December 31, 2018 and 2019:

	December 31, 2018			December 31, 2019
(in thousands)	Cost	(Accumulated Amortization)	Net	Cost	(Accumulated Amortization)	Net
Customer relationships	€34	€(16)	€18	€34	€(27)	€7
Partner relationships	34,254	(34,235)	19	34,254	(34,246)	8
Technology	60,145	(59,951)	194	60,145	(60,071)	74
Non-compete agreement	10,800	(8,967)	1,833	10,800	(10,510)	290
Total	€105,233	€(103,169)	€2,064	€105,233	€(104,854)	€379

Schedule of definite lives intangible assets, future amortization expense	The estimated future
amortization expense related to intangible assets with definite lives as of December 31, 2019, assuming no subsequent impairment of the underlying assets, is as follows:

(in thousands)	Amortization
2020	€374
2021	1
2022	1
2023	1
Future years	2
Total	€379